CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities
Net (loss) income	¥ (353,204)	$ (55,427)	¥ 411,157	¥ (373,591)
Adjustments to reconcile net (loss) income to net cash from operating activities
Depreciation of property and equipment	45,751	7,179	52,137	37,382
Amortization of intangible assets	5,071	796	16,409	28,086
Non-cash operating lease expense	18,533	2,908	44,086	66,609
Provision for credit losses	13,688	2,148	10,607	68,515
Impairment of assets	394,979	61,980	150,381	833,805
Foreign currency exchange losses (gains)	(29,799)	(4,676)	(40,361)	2,074
Losses on disposal of property and equipment and intangible assets	447	70	3,422	146
(Gains) losses on disposal/deemed disposal of businesses and subsidiaries/VIEs	2,487	390	(394,225)	(840,589)
Gains on disposal of investments	(92,143)	(14,459)	(507,346)
Changes in fair value of financial assets	(90,606)	(14,218)	(127,739)	35,435
Share of (income) losses from equity method investments	(60,992)	(9,571)	5,231	(7,594)
Deferred income tax expenses (benefits)	920	144	(9,628)	5,981
Share-based compensation expenses	7,150	1,122	80,982	127,440
Changes in operating assets and liabilities
Accounts receivable	56,990	8,943	179,223	163,370
Prepayments and other current assets	315,614	49,530	(87,319)	(198,076)
Due from related parties	68,753	10,789	(49,380)	(33,156)
Other non-current assets	979	154	18,103	(83,138)
Accounts payable	31,272	4,907	104,725	(14,468)
Accrued expenses and other current liabilities	(201,293)	(31,587)	63,046	3,400
Operating lease liabilities	(37,770)	(5,927)	(35,532)	(71,266)
Due to related parties	(10,518)	(1,651)	(24,650)	59,913
Income tax payable	17,954	2,817	(32,437)	(53,121)
Other non-current liabilities	(1,452)	(228)	122,976	3,299
Net cash (used in) provided by operating activities	102,811	16,133	(46,132)	(239,544)
Cash flows from investing activities
Purchases of property, plant and equipment and intangible assets	(46,818)	(7,346)	(59,269)	(102,173)
Purchase of long-term investments	(9,500)	(1,490)	(185,924)	(493,665)
Purchase of short-term investments	(3,630,357)	(569,684)	(1,375,485)	(3,510,481)
Proceeds from maturity of short-term investments	3,726,028	584,695	2,327,147	3,266,900
Acquisition of business, net of cash acquired				(28,443)
(Cash-out) proceeds from disposal of businesses and subsidiaries/VIE's subsidiaries, net of cash acquired (disposed)	45,043	7,068	159,817	(233,446)
Proceeds from disposal of property and equipment and intangible assets	199	31	2,715	1,936
Proceeds from disposal of long-term investments	188,193	29,532	1,021,746
Loans to related parties	(100,000)	(15,692)	(15,012)	(173,703)
Loans to third parties	(600)	(94)	(6,810)	(24,013)
Repayment of loans from related parties	38,848	6,096	7,608	186,862
Repayment of loans from third parties	9,800	1,538	3,830	25,000
Net cash (used in) provided by investing activities	220,836	34,654	1,880,363	(1,085,226)
Cash flows from financing activities
Proceeds for bank loans			70,119
Repayment for bank loans			(65,423)
Proceeds and advance from share-based awards			2,511	17,000
Share repurchase				(175)
Purchase of shares from noncontrolling shareholders	(4,620)	(725)
Payment of dividends to noncontrolling shareholders	(5,020)	(788)	(22,089)	(1,298)
Payment of dividends to Cheetah Mobile Inc. shareholders			(1,435,775)	(500,597)
Net cash used in financing activities	(9,640)	(1,513)	(1,450,657)	(485,070)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(29,755)	(4,669)	(68,761)	5,506
Net (decrease) increase in cash and cash equivalents and restricted cash	284,252	44,605	314,813	(1,804,334)
Cash and cash equivalents and restricted cash at beginning of year	1,300,455	204,070	985,642	2,789,976
Cash and cash equivalents and restricted cash at end of year	1,584,707	248,675	1,300,455	985,642
Supplemental disclosures
Cash payments for income taxes	(5,974)	(938)	(9,016)	(45,753)
Cash payments for interest expenses	(8)	(1)	(223)
Cash payments for operating leases	(37,448)	(5,876)	(45,342)	(70,284)
Right-of-use assets obtained (released) in exchange for operating lease liabilities	52,338	8,213	(113,978)	24,079
Non-cash investing and financing activities:
Acquisition of property and equipment and intangible assets included in accrued expenses and other current liabilities	3,917	615	4,547	¥ 7,087
Disposal of investment, businesses and subsidiaries included in prepayments and other current assets	¥ 57,611	$ 9,040	32,606
Disposal of investment, businesses and subsidiaries included in related parties			¥ 23,418